Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Power generation	$ 85.6	$ 84.4
Staff costs	39.4	40.7
Tower repairs and maintenance	13.2	10.7
Unallocated items
Disclosure of operating segments [line items]
Staff costs	19.9	24.3
Nigeria | Operating segments
Disclosure of operating segments [line items]
Power generation	61.7	61.7
Staff costs	12.3	8.0
Tower repairs and maintenance	6.6	5.0
SSA | Operating segments
Disclosure of operating segments [line items]
Power generation	23.9	22.7
Staff costs	7.2	8.4
Tower repairs and maintenance	6.6	5.7
Latam | Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Power generation	1.2	1.2
Staff costs	6.3	4.4
Tower repairs and maintenance	$ 2.1	$ 2.3